UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10145
                                                     ---------

                              Baillie Gifford Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Angus N G Macdonald
                  1 Greenside Row, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

     Registrant's telephone number, including area code: 011-44-131-275-2000
                                                         -------------------

                         Date of fiscal year end: 12/31
                                                  -----

                  Date of reporting period: 01/01/04 - 06/30/04
                                            -------------------

The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows: (Provide full text of semi-annual report)

INDEX            BAILLIE GIFFORD INTERNATIONAL EQUITY AND EMERGING MARKETS FUNDS
--------------------------------------------------------------------------------

                                                                     PAGE NUMBER

INTERNATIONAL EQUITY FUND

   Schedule of Portfolio Investments                                    1-4

   Industry Diversification Table                                        5

   Statement of Assets and Liabilities                                   6

   Statement of Operations                                               7

   Statements of Changes in Net Assets                                   8

   Financial Highlights

              Selected Data for Class I                                  9

              Selected Data for Class III                               10

EMERGING MARKETS FUND

   Schedule of Portfolio Investments                                   11-13

   Industry Diversification Table                                       14

   Statement of Assets and Liabilities                                  15

   Statement of Operations                                              16

   Statements of Changes in Net Assets                                  17

   Financial Highlights

              Selected Data for Class II                                18

              Selected Data for Class III                               19

Notes to Financial Statements                                          20-26

Management of the Trust                                                 27

Unaudited Disclosure                                                    28

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                         SHARES           U.S. $ VALUE
---------------------------------------------------------------------------------------------
COMMON STOCKS--92.8%
AUSTRALIA--3.3%
Amcor, Ltd.                                                     271,666         $   1,319,024
Australia and New Zealand Banking Group, Ltd.                   108,963             1,387,522
BHP Billiton, Ltd.                                              460,072             4,015,703
Foster's Group, Ltd.                                            482,700             1,587,099
Leighton Holdings, Ltd.                                         173,000             1,095,455
The News Corp., Ltd.                                            132,700             1,172,128
Westfield Holdings, Ltd.                                        162,000             1,737,883
Woodside Petroleum Ltd.                                         123,900             1,438,771
Woolworths, Ltd.                                                181,800             1,443,721
                                                                                -------------
                                                                                   15,197,306
                                                                                -------------

BRAZIL--1.0%
Petroleo Brasilerio SA ADR                                      180,400             4,546,080
                                                                                -------------

CHINA--0.5%
CNOOC, Ltd.                                                   5,035,000             2,130,247
                                                                                -------------

DENMARK--1.0%
Danske Bank A/S                                                 183,900             4,357,249
                                                                                -------------

FINLAND--2.3%
Nokia Oyj                                                       712,570            10,281,994
                                                                                -------------

FRANCE--10.5%
Essilor International SA                                         83,230             5,432,688
L'Oreal SA                                                      111,341             8,893,138
Pernod-Ricard SA                                                 38,600             4,935,773
Sanofi-Synthelabo SA                                            117,770             7,465,133
TotalFinaElf SA                                                  71,410            13,614,233
Vivendi Universal SA (a)                                        262,060             7,269,437
                                                                                -------------
                                                                                   47,610,402
                                                                                -------------

GERMANY--6.9%
Adidas-Salomon AG                                                30,480             3,641,595
Bayerische Motoren Werke (BMW) AG                                76,980             3,404,454
Deutsche Bank AG                                                 54,570             4,292,276
MAN AG                                                           96,458             3,532,400
Porsche Pref. AG                                                 11,310             7,602,563
SAP AG                                                           52,630             8,725,030
                                                                                -------------
                                                                                   31,198,318
                                                                                -------------

HONG KONG--2.9%
Boc Hong Kong Holdings, Ltd.                                  1,857,000             3,166,504
Cheung Kong (Holdings), Ltd.                                    496,000             3,656,504
Hang Seng Bank, Ltd.                                            110,000             1,410,292
Hong Kong Exchanges and Clearing, Ltd.                          430,000               882,074
Li & Fung Ltd.                                                  682,000               996,795
Sun Hung Kai Properties, Ltd.                                   347,000             2,847,253
                                                                                -------------
                                                                                   12,959,422
                                                                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                         SHARES           U.S. $ VALUE
---------------------------------------------------------------------------------------------
IRELAND--3.6%
Allied Irish Banks Plc.                                         370,280         $   5,734,873
CRH Plc.                                                        302,328             6,400,189
Ryanair Holdings Plc.(a)                                        471,910             2,629,601
Ryanair Holdings Plc. - ADR(a)                                   41,280             1,353,158
                                                                                -------------
                                                                                   16,117,821
                                                                                -------------

ITALY--2.6%
Eni SpA                                                         362,980             7,207,224
Riunione Adriatica di Sicurta SpA                               251,160             4,556,100
                                                                                -------------
                                                                                   11,763,324
                                                                                -------------

JAPAN--20.0%
Alps Electric Co., Ltd.                                         202,000             2,873,152
Asahi Glass Co., Ltd.                                           806,000             8,383,907
Bridgestone Corp.                                               266,000             4,997,480
Brother Industries, Ltd.                                        239,000             2,315,200
Canon, Inc.                                                     102,000             5,375,063
Daikin Industries Ltd.                                          159,000             4,269,532
Japan Tobacco, Inc.                                                 614             4,771,773
Kao Corp.                                                       167,000             4,025,203
Keyence Corp.                                                    19,200             4,379,673
Konica Corp.                                                    392,000             5,410,365
Kyocera Corp.                                                    53,500             4,540,256
Mitsui & Co., Ltd.                                              669,000             5,009,146
Mitsui Sumitomo Insurance Co., Ltd.                             479,000             4,499,611
Nippon Telegraph and Telephone Corp. (NTT)                          628             3,355,396
NTT DoCoMo, Inc.                                                  1,005             1,796,041
Promise Co., Ltd.                                                62,450             4,166,577
Rohm Co., Ltd.                                                   32,400             3,877,964
Takashimaya Co., Ltd.                                           135,000             1,561,380
Tokyu Corporation                                               927,000             4,749,054
Toyota Motor Corp.                                              169,300             6,857,957
UFJ Holdings, Inc. (a)                                              815             3,600,147
                                                                                -------------
                                                                                   90,814,877
                                                                                -------------

NETHERLANDS--2.4%
Aegon NV                                                        368,700             4,445,411
Philips Electronics NV                                          115,120             3,099,541
Verenigde Nederlandse Uitgeversbedrijven NV                     116,520             3,383,904
                                                                                -------------
                                                                                   10,928,856
                                                                                -------------

NEW ZEALAND--0.4%
Telecom Corp., of New Zealand, Ltd.                             474,700             1,772,573
                                                                                -------------

RUSSIA--0.6%
LUKOIL Holdings ADR                                              25,400             2,672,080
                                                                                -------------

SINGAPORE--0.3%
Venture Corp., Ltd.                                             150,000             1,567,535
                                                                                -------------

SOUTH KOREA--0.9%
Samsung Electronics Co., Ltd. - GDR                              19,000             3,909,250
                                                                                -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                         SHARES           U.S. $ VALUE
---------------------------------------------------------------------------------------------
SPAIN--1.7%
Altadis SA                                                      109,790         $   3,392,827
Banco Popular Espanol SA                                         78,550             4,436,255
                                                                                -------------
                                                                                    7,829,082
                                                                                -------------

SWEDEN--3.9%
Atlas, Copco B                                                  194,710             6,655,803
S.K.F. AB-B Shares                                               89,410             3,281,830
Telefonaktiebolaget LM Ericsson, Class B (a)                  2,552,140             7,521,291
                                                                                -------------
                                                                                   17,458,924
                                                                                -------------

SWITZERLAND--4.8%
ABB Ltd. (a)                                                  1,487,680             8,136,864
Adecco SA-R                                                      92,490             4,608,253
Novartis AG-R                                                    78,980             3,484,226
UBS AG-R                                                         80,640             5,682,274
                                                                                -------------
                                                                                   21,911,617
                                                                                -------------

UNITED KINGDOM--23.2%
AstraZeneca Plc. (a)                                             81,500             3,656,578
Barclays Plc.                                                   564,000             4,804,668
BG Group Plc.                                                   501,500             3,096,746
Billiton Plc.                                                   340,000             2,950,383
BP Plc.                                                         876,000             7,736,607
British American Tobacco Plc.                                   314,300             4,867,654
Capita Group Plc.                                               357,000             2,062,031
Carnival Plc.                                                   116,125             5,639,672
Compass Group Plc.                                              532,000             3,246,491
GlaxoSmithKline Plc.                                            440,212             8,909,299
Hilton Group Plc.                                               979,000             4,900,149
HSBC Holdings Plc.                                              447,000             6,647,202
Imperial Tobacco Group Plc.                                     466,300            10,046,142
MMO2 Plc. (a)                                                 2,891,000             4,862,723
Next Plc.                                                       127,000             3,277,375
Royal Bank of Scotland Group Plc.                               220,000             6,335,642
Standard Chartered Plc.                                         239,000             3,892,169
Vodafone Group Plc.                                           6,842,000            14,982,617
Wolseley Plc.                                                   189,000             2,930,525
                                                                                -------------
                                                                                  104,844,673
                                                                                -------------
TOTAL COMMON STOCKS
   (cost $361,200,145)                                                            419,871,630
                                                                                -------------

CONVERTIBLE PREFERRED STOCKS--0.5%
JAPAN--0.5%
SMFG Finance CV Pref. 2.25 7/11/2005                        105,000,000             2,311,896
   (cost $784,282)                                                              -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                         SHARES           U.S. $ VALUE
---------------------------------------------------------------------------------------------
MUTUAL FUNDS--3.3%

UNITED KINGDOM--3.3%
Baillie Gifford Emerging Markets Growth Fund 'C' Accum *      1,010,499         $   2,206,378
Baillie Gifford Japanese Smaller Cos. Fund 'C' Accum *          613,648            12,708,752
                                                                                -------------
TOTAL MUTUAL FUNDS
   (cost $11,052,308)                                                              14,915,130
                                                                                -------------

TOTAL INVESTMENTS
   (cost $373,036,735)--96.6%                                                     437,098,656
Other assets less liabilities--3.4%                                                15,411,761
                                                                                -------------
NET ASSETS--100%                                                                $ 452,510,417
                                                                                =============

(a)   Non-income producing security.

*     Affiliated investments.

ADR - American Depository Receipt

GDR - Global Depository Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INDUSTRY DIVERSIFICATION
JUNE 30, 2004 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                            US$ VALUE      % OF TOTAL NET ASSETS
                                            ---------      ---------------------

Automobiles & Parts                       $ 22,862,454              5.1%
Banks                                       58,058,969             12.8
Beverages                                    6,522,872              1.4
Construction & Building Materials           18,810,076              4.2
Diversified Industrials                      5,009,146              1.1
Electronic & Electrical Equipment           32,287,284              7.1
Engineering & Machinery                     17,739,565              3.9
Food & Drug Retailers                        1,443,721              0.3
Health                                       5,432,688              1.2
Household Goods & Textiles                   4,638,390              1.0
Information Technology Hardware             25,590,499              5.7
Insurance                                    9,055,711              2.0
Leisure, Entertainment & Hotels             10,539,821              2.3
Life Assurance                               4,445,411              1.0
Media & Photography                         17,235,834              3.7
Mining & Metals                              6,966,086              1.5
Oil & Gas                                   42,441,988              9.4
Open-Ended Investment Cos                   14,915,130              3.3
Personal Care & Household Products          12,918,341              2.9
Pharmaceuticals                             23,515,236              5.2
Real Estate                                  8,241,640              1.8
Retailers-General                            4,838,755              1.1
Software & Computer Technology               8,725,030              1.9
Specialty & Other Finance                    5,048,651              1.1
Support Services                            11,235,799              2.5
Telecommunications Services                 26,769,350              5.9
Tobacco                                     23,078,396              5.1
Transportation                               8,731,813              1.9
                                          ------------            -----

Total Value of Investments                 437,098,656             96.6%
Liabilities in excess of other assets       15,411,761              3.4%
                                          ------------            -----
Net Assets                                $452,510,417            100.0%
                                          ============            =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

ASSETS
      Investments, at value (cost $373,036,735)                                         $437,098,656
      Cash                                                                                   684,174
      Foreign cash, at value (cost $18,980,525)                                           19,004,486
      Dividends and interest receivable                                                    1,433,557
      Prepaid expense                                                                         13,183
                                                                                        ------------

      Total Assets                                                                       458,234,056
                                                                                        ------------

LIABILITIES
      Payable for investments purchased                                                    4,995,124
      Advisory fee payable                                                                   400,106
      Service fee payable                                                                     59,498
      Other payables                                                                         268,911
                                                                                        ------------

      Total Liabilities                                                                    5,723,639
                                                                                        ------------

NET ASSETS                                                                              $452,510,417
                                                                                        ============

COMPOSITION OF NET ASSETS
      Paid-in capital                                                                   $494,146,752
      Undistributed net investment income                                                    214,163
      Accumulated net realized loss on investments and foreign currency transactions    -106,063,798
      Net unrealized appreciation in value of investments and foreign currencies          64,213,300
                                                                                        ------------
                                                                                        $452,510,417
                                                                                        ============

NET ASSET VALUE, PER SHARE

      CLASS I ($6,476,133 / 1,162,073 shares outstanding)                               $       5.57
                                                                                        ------------

      CLASS III ($446,034,284 / 79,642,485 shares outstanding)                          $       5.60
                                                                                        ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                       BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
      Dividends (net of foreign taxes withheld of $1,224,550)                              $ 5,162,289
      Interest                                                                                  63,212
                                                                                           -----------
         TOTAL INVESTMENT INCOME                                                             5,225,501
                                                                                           -----------

EXPENSES
      Advisory fee                                                                             785,590
      Service fee - Class III Shares                                                           110,415
                    Class I Shares                                                               8,524
      Fund Accounting                                                                          133,658
      Custody - (Note B)                                                                        60,000
      Professional fees                                                                         30,378
      Legal fees                                                                                29,200
      Insurance                                                                                 19,380
      Trustees fees                                                                             15,800
      Transfer Agency                                                                            6,400
      Other                                                                                        350
                                                                                           -----------
      TOTAL EXPENSES                                                                         1,199,695
      Less - reduction in custody fee due to undertaking by the Manager - (Note B)             -60,000
                                                                                           -----------
         NET EXPENSES                                                                        1,139,695
                                                                                           -----------

         NET INVESTMENT INCOME                                                               4,085,806
                                                                                           -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
      Net realized gain from:
           Investments                                                                       6,906,761
           Foreign currency transactions                                                       193,401
                                                                                           -----------
                                                                                             7,100,162
                                                                                           -----------
      Net increase (decrease) in unrealized appreciation (depreciation) on:
           Investments                                                                       2,614,273
           Translation of assets and liabilities in foreign currencies                        -379,822
                                                                                           -----------
                                                                                             2,234,451
                                                                                           -----------

      Net realized and unrealized gain on investments and foreign currency transactions      9,334,613
                                                                                           -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                 $13,420,419
                                                                                           ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS    BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                                                          SIX MONTHS ENDED   YEAR ENDED
                                                                                           JUNE 30, 2004    DECEMBER 31,
                                                                                            (UNAUDITED)         2003
                                                                                          ----------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
      Net investment income                                                                 $  4,085,806    $  5,865,940
      Net realized gain (loss) from investments and foreign currency transactions              7,100,162     -27,184,625
      Net increase/decrease in unrealized appreciation/depreciation on investments
           and translation of assets and liabilities in foreign currencies                     2,234,451     133,470,808
                                                                                            ------------    ------------
      Net increase in net assets from operations                                              13,420,419     112,152,123
                                                                                            ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income:
           Class I                                                                                    --        -172,784
           Class III                                                                                  --     -10,591,188
                                                                                            ------------    ------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS                                                                0     -10,763,972
                                                                                            ------------    ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
      Net proceeds from shares subscribed:
           Class I                                                                                    --       1,774,074
           Class III                                                                                  --              --
      Dividends and distributions reinvested:
           Class I                                                                               140,711          54,390
           Class III                                                                          10,131,196       4,449,805
      Cost of shares redeemed:
           Class I                                                                              -781,625        -976,080
           Class III                                                                                  --              --
      INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF                                 ------------    ------------
           BENEFICIAL INTEREST                                                                 9,490,282       5,302,189
                                                                                            ------------    ------------

      TOTAL INCREASE IN NET ASSETS                                                            22,910,701     106,690,340

NET ASSETS
      Beginning of period                                                                    429,599,716     322,909,376
                                                                                            ------------    ------------
      End of period (includes undistributed net investment income of $214,163,              $452,510,417    $429,599,716
      and distributions in excess of net investment income of $3,871,643, respectively.)    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                   BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR CLASS I SHARES OUTSTANDING:

                                                                                                                   For the Period
                                                                                                                 August 12, 2001 (a)
                                                      Six Months Ended        Year Ended          Year Ended          through
                                                June 30, 2004 (Unaudited)  December 31, 2003   December 31, 2002  December 31, 2001
                                                -------------------------  -----------------   -----------------  -----------------
Net asset value, beginning of period                      $    5.41            $    4.14           $    5.15         $    5.39
                                                          ---------            ---------           ---------         ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                          0.04                 0.07                0.05              0.01
Net realized and unrealized gain (loss)
     on investments and foreign
     currency transactions                                     0.12                 1.33               -1.01             -0.25
                                                          ---------            ---------           ---------         ---------
Net increase (decrease) in net asset
     value from investment operations                          0.16                 1.40               -0.96             -0.24
                                                          ---------            ---------           ---------         ---------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                             --                -0.13               -0.05                --
Taxable distributions in excess of net investment
     income and net realized gain on investments                 --                   --                  --                --
Return of capital distributions                                  --                   --                  --                --
                                                          ---------            ---------           ---------         ---------
      Total Dividends and Distributions                        0.00                -0.13               -0.05                --
                                                          ---------            ---------           ---------         ---------
Net asset value, end of period                            $    5.57            $    5.41           $    4.14              5.15
                                                          =========            =========           =========         =========

TOTAL RETURN
Total investment return based on net
     asset value (b)                                           2.96%                3.38%            -18.60%            -4.45%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                                      $   6,476            $   6,913           $   4,529         $   3,617
Ratio of net expenses to average net
     assets (c)                                                0.70%*               0.72%               0.72%             0.72%*
Ratio of net investment income
      to average net assets                                    1.61%*               1.45%               1.20%             0.27%*
Portfolio turnover rate                                          12%                  38%                 38%               40%

*     Annualized.
(a)   Commencement of share class.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c) The Manager has voluntarily undertaken to pay all custody fees incurred by the Fund for the foreseeable future. Absent this undertaking, the annualized net expense percentage for Class I in 2001 would have been approximately 0.74%, 0.76% in 2002, 0.75% in 2003 and 0.73% for the six
      months ended June 30, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR CLASS III SHARES OUTSTANDING:

                                                                                                                  For the Period
                                       Six months Ended                                                         November 1, 2000 (a)
                                        June 30, 2004      Year Ended         Year Ended         Year Ended          through
                                         (Unaudited)    December 31, 2003  December 31, 2002  December 31, 2001  December 31, 2000
                                         -----------    -----------------  -----------------  -----------------  -----------------
Net asset value, beginning of period     $      5.43       $      4.15        $      5.15        $      9.65       $     10.00
                                         -----------       -----------        -----------        -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                           0.05              0.07               0.07               0.06                --
Net realized and unrealized gain (loss)
     on investments and foreign
     currency transactions                      0.12              1.35              -1.02              -1.53             -0.35
                                         -----------       -----------        -----------        -----------       -----------
Net increase (decrease) in net asset
     value from investment operations           0.17              1.42              -0.95              -1.47             -0.35
                                         -----------       -----------        -----------        -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS
Dividends from net investment income              --             -0.14              -0.05              -0.02                --
Taxable distributions in excess of net
     investment income and net realized
     gain on investments                          --                --                 --              -2.14                --
Return of capital distributions                   --                --                 --              -0.87                --
                                         -----------       -----------        -----------        -----------       -----------
      Total Dividends and Distributions         0.00             -0.14              -0.05              -3.03                --
                                         -----------       -----------        -----------        -----------       -----------
Net asset value, end of period           $      5.60       $      5.43        $      4.15        $      5.15       $      9.65
                                         ===========       ===========        ===========        ===========       ===========

TOTAL RETURN
Total investment return based on net
     asset value (b)                            3.13%            34.18%            -18.41%            -19.57%            -3.50%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                     $   446,034       $   318,380        $   318,380        $   395,130       $   491,552
Ratio of net expenses to average net
     assets (c)                                 0.50%*            0.52%              0.52%              0.49%             0.69%*
Ratio of net investment income
      to average net assets                     1.82%*            1.63%              1.41%              1.00%             0.00%*
Portfolio turnover rate                           12%               38%                38%                40%                6%

*     Annualized.
(a)   Commencement of investment operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c) The Manager has voluntarily undertaken to pay all custody fees incurred by the Fund for the foreseeable future. Absent this undertaking, the net expense percentage for Class III in 2001 would have been approximately 0.52%, 0.55% in 2002, 0.55% in 2003 and 0.53% for the six months ended
      June 30, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                         SHARES        U.S. $ VALUE
------------------------------------------------------------------------------------------
COMMON STOCKS- 95.8%
BRAZIL - 10.4%
All America Latina Logistica (a)                                 18,700      $     314,585
Banco Itau Holding Financeira SA ADR (a)                         41,200          1,921,568
Ciompanhia Siderurgica Nacional SA ADR                           77,200            938,752
Companhia Vale do Rio Doce ADR                                   32,200          1,531,110
Petroleo Brasileiro SA ADR (a)                                  121,700          3,416,119
Tele Norte Leste Participacoes SA ADR                           171,700          2,185,741
Telesp Celular Participacoes SA ADR (a)                          90,000            709,200
Uniao de Bancos Brasileiros SA GDR                               43,600            861,972
Votorantim Celulose e Papel SA ADR                               27,300            868,140
                                                                             -------------
                                                                                12,747,187
                                                                             -------------

CHILE -  1.3%
Cencosud SA (a)                                                 139,500            172,114
Cencosud SA ADR (a)                                              28,000            518,193
Enersis SA ADR                                                  160,590            957,116
                                                                             -------------
                                                                                 1,647,423
                                                                             -------------

CHINA - 7.2%
China Telecom Corp. Ltd., Class H                             4,160,000          1,453,371
China Unicom, Ltd.                                            1,470,000          1,159,068
CNOOC, Ltd.                                                   6,100,000          2,580,836
Denway Motors, Ltd.                                           2,640,000            956,178
PetroChina Co., Ltd.,  Class H                                2,890,000          1,333,880
Zhejiang Expressway Co., Ltd., Class H                        1,834,000          1,304,995
                                                                             -------------
                                                                                 8,788,328
                                                                             -------------

HONG KONG - 1.5%
Panva gas Holdings Co., Ltd.                                  1,270,000            549,533
TCL International Holdings Co., Ltd.                          2,112,000            656,632
Tom Group, Ltd. (a)                                           3,082,000            703,346
                                                                             -------------
                                                                                 1,909,511
                                                                             -------------

INDIA - 3.9%
HDFC Bank, Ltd. ADR                                              44,800          1,203,328
Hindalco Industries, Ltd. GDR 144A*                              59,400          1,289,420
Reliance Industries, Ltd. GDR 144A*                              57,600          1,076,452
Vedanta Resources PLC (a)                                       235,000          1,226,311
                                                                             -------------
                                                                                 4,795,511
                                                                             -------------

INDONESIA - 2.9%
Bumi Resources Tbk PT                                        25,468,000          1,557,469
Indonesian Satellite Corp. Tbk                                1,500,000            642,116
PT Telekomunikasi Indonesia Tbk                               1,680,000          1,322,202
                                                                             -------------
                                                                                 3,521,787
                                                                             -------------

ISRAEL -  3.8%
Bank Hapoalim, Ltd.                                             422,000          1,122,271
Check Point Software Technologies, Ltd. (a)                      45,900          1,238,841
Makhteshim-Agan Industries Ltd.                                 288,125          1,340,443
Taro Pharmaceutical Industries, Ltd. (a)                         22,700            987,450
                                                                             -------------
                                                                                 4,689,005
                                                                             -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                         SHARES        U.S. $ VALUE
------------------------------------------------------------------------------------------
MALAYSIA - 4.7%
Astro All Asia Networks PLC (a)                                 992,000      $   1,195,621
IOI Corp. Berhad                                                590,000          1,265,395
IOI Olechemical Industries Berhad                               495,000          1,211,447
PLUS Expressways Berhad                                         950,000            562,500
Tanjong PLC (a)                                                 370,000          1,217,105
Telekom Malaysia Berhad                                         121,000            327,974
                                                                             -------------
                                                                                 5,780,042
                                                                             -------------

MEXICO - 10.5%
America Movil SA,  Series L ADR                                 121,200          4,408,044
Cemex SA de CV, ADR                                              71,000          2,066,100
Consorcio ARA, de SA (a)                                        304,000            875,124
Grupo Aeroport vario del Sureste  SA de CV ADR                    8,000            148,000
Grupo Financiero Banorte SA de CV, Class O                      210,500            744,498
Telefonos de Mexico SA de CV, Class L ADR                        68,166          2,267,883
TV Azteca, SA de CV ADR                                         104,900            906,336
WalMart de Mexico SA de CV,  Series V                           487,186          1,444,703
                                                                             -------------
                                                                                12,860,688
                                                                             -------------

POLAND - 1.0%
Bank Pekao SA                                                    37,000          1,235,969
                                                                             -------------

RUSSIA - 6.6%
Gazprom ADR (a)                                                  65,200          1,871,240
LUKOIL Holdings ADR                                              30,871          3,247,629
Mobile Telesystems ADR                                            9,700          1,183,400
Peter Hambro Mining PLC (a)                                     105,000            790,233
AO VimpelCom ADR (a)                                              9,800            945,210
                                                                             -------------
                                                                                 8,037,712
                                                                             -------------

SOUTH AFRICA - 6.7%
Anglo American Platinum Corp., Ltd.                              65,700          2,485,331
Sappi Ltd.                                                      132,000          2,012,217
Sasol, Ltd.                                                     239,500          3,704,931
                                                                             -------------
                                                                                 8,202,479
                                                                             -------------

SOUTH KOREA - 17.4%
Cheil Communications, Inc.                                        8,900          1,209,260
Cheil Industries, Inc.                                          131,200          1,521,488
Dongkuk Steel Mill Co., Ltd.                                    197,000          1,519,057
Hanwha Corp.                                                    205,690          1,370,673
Oriental Fire & Marine Insurance Co., Ltd.                       41,500            567,460
S1 Corp.                                                         76,500          1,787,538
Samsung Corp.                                                   264,200          3,223,903
Samsung Electronics Co., Ltd.                                    10,900          4,499,612
Samsung Fire & Marine Insurance Co., Ltd.                        25,200          1,611,666
Samsung Heavy Industries Co., Ltd.                              296,000          1,326,941
Samsung Techwin Co., Ltd. (a)                                   179,230          1,397,544
Yuhan Corp.                                                      21,606          1,327,586
                                                                             -------------
                                                                                21,362,728
                                                                             -------------

SWEDEN - 0.8%
Oriflame Cosmetics SA (a)                                        28,090          1,003,088
                                                                             -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                         SHARES        U.S. $ VALUE
------------------------------------------------------------------------------------------
TAIWAN - 13.6%
Asia Cement Corp.                                             2,033,000      $   1,136,159
Chung Hwa Pulp                                                1,920,000            913,199
Far Eastern Department Stores, Ltd.                           1,790,000            768,891
Hon Hai Precision Industry Co., Ltd.                            535,000          1,987,961
Hon Hai Precision Industry Co., Ltd. GDR                        135,950          1,019,625
Hung Poo Real Estate Development Corp. (a)                    1,450,000          1,047,413
Nanya Technology Corp. GDR 'S' (a)                              166,000          1,282,997
SinoPac Holdings Corp.                                          955,000            499,643
Synnex Technology International Corp.                           896,000          1,451,605
Taiwan Cellular Corp.                                         2,449,000          2,329,608
Taiwan Cement Corp.                                           2,760,000          1,247,087
United Microelectronics                                       2,885,000          2,144,025
Yungtay Engineering Co., Ltd.                                 1,495,000            795,496
                                                                             -------------
                                                                                16,623,709
                                                                             -------------

THAILAND - 0.2%
Advanced Info Service PCL NVDR                                  108,800            236,840
                                                                             -------------

TURKEY - 2.3%
Koc Holding AS                                              129,231,364            583,457
Turkiye Garanti Bankasi AS (a)                              737,000,000          2,197,591
                                                                             -------------
                                                                                 2,781,048
                                                                             -------------

VENEZUELA - 1.0%
Compania Anonima Nacional Telefonos de Venezuela ADR             60,500          1,219,075
                                                                             -------------

TOTAL COMMON STOCKS
      (cost $104,145,762)                                                      117,442,130
                                                                             -------------

WARRANTS - 1.3%
TAIWAN - 1.3%
MSDW - CW04 CTCI Corp. 4/8/05 (a)                             1,200,000            592,152
SinoPac Holdings,  4/18/05 (a)                                1,850,000            964,220
                                                                             -------------
                                                                                 1,556,372
                                                                             -------------
TOTAL WARRANTS
      (cost $1,443,360)                                                          1,556,372
                                                                             -------------

TOTAL INVESTMENTS - 97.1%
      (cost $105,589,122)                                                      118,998,502
Other assets in excess of liabilities - 2.9%                                     3,529,273
                                                                             -------------
NET ASSETS - 100%                                                            $ 122,527,775
                                                                             =============

(a)   Non-income producing security.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non Voting Depositary Receipt

* Security exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices obtained daily from the London International Stock Exchange, therefore, fair valuing not required.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INDUSTRY DIVERSIFICATION
JUNE 30, 2004 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                             US$ VALUE     % OF TOTAL NET ASSETS
                                             ---------     ---------------------


Automobiles & Parts                        $    956,178            0.8 %
Banks                                        10,751,060            8.8
Chemicals                                     2,711,117            2.2
Construction & Building Materials             6,371,883            5.2
Diversified Industrials                       3,807,360            3.1
Electronic & Electrical Equipment            11,144,855            9.1
Engineering & Machinery                       2,714,589            2.2
Food Producers & Processors                   2,476,842            2.0
Forestry & Paper                              3,793,556            3.1
Household Goods & Textiles                    3,181,208            2.6
Information Technology Hardware               4,540,840            3.7
Insurance                                     2,179,126            1.8
Leisure, Entertainment & Hotel                  314,585            0.3
Media & Photography                           3,311,217            2.7
Mining & Metals                               7,590,453            6.2
Oil & Gas                                    17,780,620           14.5
Pharmaceuticals                               2,315,036            1.9
Recreation                                    1,217,105            1.0
Retailers-General                             2,903,901            2.4
Software & Computer Technology                1,942,187            1.6
Steel & Other Materials                       3,747,229            3.1
Support Services                              1,787,538            1.5
Telecommunications Services                  19,444,522           15.9
Transportation                                2,015,495            1.6
                                           ------------           ----

Total Value of Investments                  118,998,502           97.1 %
Liabilities in excess of other assets         3,529,273            2.9
                                           ------------         ------
Net Assets                                 $122,527,775          100.0 %
                                           ============         ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

ASSETS
      Investments, at value (cost $105,589,122)                                             $118,998,502
      Cash                                                                                     3,027,356
      Foreign cash, at value (cost $1,214,900)                                                 1,217,475
      Dividends and interest receivable                                                          155,039
                                                                                            ------------

      Total Assets                                                                           123,398,372
                                                                                            ------------

LIABILITIES
      Payable for investments purchased                                                          387,042
      Advisory fee payable                                                                       108,265
      Service fee payable                                                                         24,407
      Other payables                                                                             350,883
                                                                                            ------------

      Total Liabilities                                                                          870,597
                                                                                            ------------

NET ASSETS                                                                                  $122,527,775
                                                                                            ============

COMPOSITION OF NET ASSETS
      Paid-in capital                                                                       $ 95,425,691
      Undistributed net investment income                                                        561,216
      Accumulated net realized gains on investments and foreign currency transactions         13,128,937
      Net unrealized appreciation in value of investments and foreign currencies              13,411,931
                                                                                            ------------
                                                                                            $122,527,775
                                                                                            ============

NET ASSET VALUE, PER SHARE

      CLASS II ($28,533,262 / 1,919,793 shares outstanding)                                 $      14.86
                                                                                            ------------

      CLASS III ($93,994,513 / 6,323,936 shares outstanding)                                $      14.86
                                                                                            ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
JUNE 30, 2004 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
      Dividends (net of taxes withheld of $128,538)                                             $1,189,915
      Interest and other income                                                                      8,827
                                                                                                ----------
         TOTAL INVESTMENT INCOME                                                                 1,198,742
                                                                                                ----------

EXPENSES
      Advisory fee                                                                                 297,312
      Service fee - Class III Shares                                                                48,187
      Service fee - Class II Shares                                                                  2,239
      Custody                                                                                       50,410
      Fund Accounting                                                                               37,694
      Professional fees                                                                             14,654
      Legal fees                                                                                     8,071
      Transfer Agency                                                                                5,276
      Insurance                                                                                      4,468
      Trustees fees                                                                                  3,416
      Other                                                                                            309
                                                                                                ----------
      TOTAL EXPENSES                                                                               472,036
                                                                                                ----------

         NET INVESTMENT INCOME                                                                     726,706
                                                                                                ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
      Net realized gain (loss) from:
           Investments                                                                           9,003,833
           Foreign currency transactions                                                           -56,062
                                                                                                ----------
                                                                                                 8,947,771
                                                                                                ----------
      Net increase (decrease) in unrealized appreciation on:
           Investments                                                                          -9,777,152
           Translation of assets and liabilities in foreign currencies                               1,090
                                                                                                ----------
                                                                                                -9,776,062
                                                                                                ----------

      Net realized and unrealized loss on investments and foreign currency transactions           -828,291
                                                                                                ----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                      $ -101,585
                                                                                                ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS        BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                                                           FOR THE PERIOD
                                                                                        SIX MONTHS ENDED   APRIL 04, 2003*
                                                                                         JUNE 30, 2004         THROUGH
                                                                                           (UNAUDITED)    DECEMBER 31, 2003
                                                                                        ----------------  -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
      Net investment income                                                               $    726,706      $    539,319
      Net realized gain from investments and foreign currency transactions                   8,947,771         8,296,239
      Net increase (decrease) in unrealized appreciation on investments and
           translation of assets and liabilities in foreign currencies                      -9,776,062        23,187,993
                                                                                          ------------      ------------
      Net increase (decrease) in net assets from operations                                   -101,585        32,023,551
                                                                                          ------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income:
           Class II                                                                                 --                --
           Class III                                                                                --          -536,181
      Capital gain:
           Class II                                                                                 --        -4,283,701
           Class III                                                                                --                --

                                                                                          ------------      ------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS                                                             --        -4,819,882
                                                                                          ------------      ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
      Net proceeds from shares subscribed:
           Class II                                                                         27,562,276                --
           Class III                                                                         8,977,500        54,000,000
      Purchase premium:
           Class II                                                                             55,894
           Class III                                                                            10,137
      Dividends and distributions reinvested:
           Class II                                                                                 --                --
           Class III                                                                         4,819,884                --
      Cost of shares redeemed:
           Class II                                                                                 --                --
           Class III                                                                                --                --
      INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF                               ------------      ------------
           BENEFICIAL INTEREST                                                              41,425,691        54,000,000
                                                                                          ------------      ------------

      TOTAL INCREASE IN NET ASSETS                                                          41,324,106        81,203,669

NET ASSETS
      Beginning of period                                                                   81,203,669                --
                                                                                          ------------      ------------
      End of period (includes undistributed net investment income of $561,216,            $122,527,775      $ 81,203,669
      and distributions in excess of net investment income of $165,490, respectively.)    ============      ============

    * Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                       BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR CLASS II SHARES OUTSTANDING:

                                                                   For the Period
                                                                  June 21, 2004 (a)
                                                                      through
                                                                   June 30, 2004
                                                                    (Unaudited)
                                                                  -----------------
Net asset value, beginning of period                                $    14.36
                                                                    ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income
Net realized and unrealized gain
     on investments and foreign
     currency transactions                                                0.50
                                                                    ----------
Net increase in net asset
     value from investment operations                                     0.50
                                                                    ----------

DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS
Dividends from net investment income                                        --
Taxable distributions in excess of net investment income
       and net realized gain on investments                                 --
Return of capital distributions                                             --
                                                                    ----------
       Total Dividends and Distributions                                    --
                                                                    ----------
Net asset value, end of period                                      $    14.86
                                                                    ==========

TOTAL RETURN
Total investment return based on net
     asset value (b)                                                      3.48%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                                                $   28,533
Ratio of net expenses to average net
     assets                                                               1.06%*
Ratio of net investment income
      to average net assets                                              -0.10%
Portfolio turnover rate                                                     40%

*     Annualized.
(a)   Commencement of investment operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                       BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR CLASS III SHARES OUTSTANDING:

                                                                For the Six       For the Period
                                                                Months Ended     April 4, 2003 (a)
                                                               June 30, 2004          through
                                                                (Unaudited)      December 31, 2003
                                                               -------------     -----------------
Net asset value, beginning of period                            $    15.03          $    10.00
                                                                ----------          ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                 0.13                0.10
Net realized and unrealized loss
     on investments and foreign
     currency transactions                                           -0.30                5.82
                                                                ----------          ----------
Net increase (decrease) in net asset
     value from investment operations                                -0.17                5.92
                                                                ----------          ----------

DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS
Dividends from net investment income                                    --               -0.10
Taxable distributions in excess of net investment income
       and net realized gain on investments                             --               -0.79
Return of capital distributions                                         --                  --
                                                                ----------          ----------
       Total Dividends and Distributions                              0.00               -0.89
                                                                ----------          ----------
Net asset value, end of period                                  $    14.86          $    15.03
                                                                ==========          ==========

TOTAL RETURN
Total investment return based on net
     asset value (b)                                                 -1.13%              59.22%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                                            $   93,995          $   81,204
Ratio of net expenses to average net
     assets                                                           1.03%*              1.11%*
Ratio of net investment income
      to average net assets                                           1.61%*              1.06%*
Portfolio turnover rate                                                 40%                 68%

*     Annualized.
(a)   Commencement of investment operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

      Baillie Gifford International Equity Fund ("International Equity "Fund") and Baillie Gifford Emerging Markets Fund ("Emerging Markets Fund") (each, a "Fund", and collectively, the "Funds") are a series of Baillie Gifford Funds (the "Trust"). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, and organized as a Massachusetts business trust under the laws of Massachusetts by an agreement and Declaration of Trust dated June 21, 2000. Each of the Funds offer three classes of shares, Class I, Class II and Class III shares (unlimited number of shares authorized, without par value). At June 30, 2004, shares issued and outstanding for the International Equity Fund were of Class I and Class III shares and shares issued and outstanding for the Emerging Markets Fund were of Class II and Class III. The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates. Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS

      Investments are carried at fair value. Securities listed on foreign exchanges and for which market quotations are readily available are valued at the closing price on the exchange on which the securities are traded at the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Securities listed or traded on any domestic (U.S.) exchanges are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities, for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers. The fair value of readily marketable investments is based on quoted market prices. If market quotations are not readily available, securities and other asset and liabilities, will be valued at fair value as determined in good faith by, or under the supervision of, the Board.

      Repurchase Agreements are carried at cost, which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

      The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the rate of exchange to determine the value of investments, assets and liabilities. For each of the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

      Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Funds. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. At June 30, 2004, the Funds did not have any forward foreign currency contracts outstanding.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      The securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

FEDERAL TAXES

      The Trust intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no federal income tax provision is required.

      Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

      The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date. Currently, the Funds' policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with federal income tax regulations.

      At December 31, 2003, the International Equity Fund had a capital loss carryforward of $111,075,279 to offset future net capital gains. $73,000,548 of such carryforward, if unused, will expire on December 31, 2010 and $38,074,731 of such carryover, if unused will expire on December 31, 2011. In addition, the International Equity Fund generated a post-October net capital loss of $2,088,681, which, if unused, will expire on December 31, 2012.

      At December 31, 2003, the components of accumulated earnings (loss) on a tax basis were as follows:

-----------------------------------------------------------------------------------------------------------------
                          Undistributed          Undistributed Net          Net Unrealized        Total
                          Net Investment         Realized Capital Gains     Appreciation on       Accumulated
Funds                     Income                 (Losses)                   Investments           Earnings (loss)
-----------------------------------------------------------------------------------------------------------------
International Equity      $1,212,692             $(111,075,279)             $56,363,313           $(53,499,274)
Emerging Markets           4,290,341                        --               22,911,867             27,202,208
-----------------------------------------------------------------------------------------------------------------

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to the tax treatment of passive foreign investment companies and post-October losses.

      For the year ended December 31, 2003, the following reclassifications have been made on the statement of assets and liabilities as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus accounting principles generally accepted in the United States of America, such as the treatment of foreign currency gains and losses and the mark to market adjustments:

--------------------------------------------------------------------------------
                                             Accumulated Net
                        Undistributed Net    Realized Capital
Funds                   Investment Income    Gains (Losses) on   Paid-in Capital
                                             investments and
                                             foreign currencies
--------------------------------------------------------------------------------
International Equity    $572,075             $(1,735,070)        $1,162,995
Emerging Market         (168,628)                168,628                 --
--------------------------------------------------------------------------------

      For the year ended December 31, 2003 and December 31, 2002, the tax character of the dividends paid, as reflected in the statements of changes in net assets were:

--------------------------------------------------------------------------------

Funds                    Ordinary Income                 Long-Term Capital Gains
--------------------------------------------------------------------------------
                         2003           2002             2003               2002
--------------------------------------------------------------------------------
International Equity     $10,763,972    $4,046,606       $       --           --
Emerging Markets           4,819,882            --               --           --
--------------------------------------------------------------------------------

NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

      The Funds are advised and managed by Baillie Gifford Overseas Limited (the "Manager"). The Manager is a registered investment adviser, which is a wholly owned subsidiary of Baillie Gifford & Co. Investment decisions made by the Manager for the Funds are made by teams organized for that purpose and no person or persons are primarily responsible for making recommendations to such teams.

      Under the Investment Advisory Agreement, the International Equity Fund pays the Manager a quarterly management fee, in arrears, at the rate of 0.35% of the Fund's average month end net assets and the Emerging Markets Fund pays the Manager a quarterly management fee, in arrears, at the rate of 0.50% of the Fund's average month end net assets. For the six months ended June 30, 2004, the International Equity Fund incurred $785,590 in Investment Advisory Fees, and the Emerging Markets Fund incurred $297,312 in Fees during the same period.

      The Funds have adopted a Shareholder Service Plan providing that the Fund may obtain the services of, and compensate for, qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the International Equity Fund pays the Manager a fee at the annualized rate of 0.25% and 0.05% of the Fund's average daily net assets attributable to Class I and Class III shares, respectively and the Emerging Markets Fund pays the Manager a fee at the annualized rate of 0.25% and 0.10% of the Fund's average daily net assets attributable to Class II and Class III shares. For the six months ended June 30, 2004, the International Equity Fund incurred $8,524 and $110,415 in Shareholder Servicing Fees for Class I and Class III shares, respectively. For the six months ended June 30, 2004, the Emerging Markets Fund incurred $2,239 and $48,187 in Shareholder Servicing Fees for Class II and Class III shares, respectively.

      In April 2001, the Manager voluntarily undertook to pay all custody fees incurred by the International Equity Fund. The International Equity Fund will remain contractually obligated to pay the custody fees incurred and the Manager reserves the right to terminate such undertaking at any time. For the period from January 1, 2004 to June 30, 2004, the Manager has incurred approximately $60,000 of custody fees on behalf of the International Equity Fund.

NOTE C -- INVESTMENT TRANSACTIONS

      Purchases and proceeds from sales of securities (excluding short-term securities) were as follows:

                            International Equity Fund
                     For the Six Months Ended June 30, 2004
--------------------------------------------------------------------------------
Purchases
     Stocks and debt obligations                                   $ 52,952,435

Sales
     Stocks and debt obligations                                   $ 56,800,826

The gross unrealized appreciation and (depreciation) on investments at June 30, 2004 is as follows:

Gross Appreciation                                                 $ 84,552,838
Gross Depreciation                                                  (20,490,917)
                                                                   ------------
     Net Unrealized Appreciation                                   $ 64,061,921
                                                                   ============

                              Emerging Markets Fund
                     For the Six Months Ended June 30, 2004
--------------------------------------------------------------------------------
Purchases
     Stocks                                                        $ 73,271,406

Sales
     Stocks                                                        $ 36,910,856

The gross unrealized appreciation and (depreciation) on investments at June 30, 2004 is as follows:

Gross Appreciation                                                 $ 17,668,975
Gross Depreciation                                                   (4,259,595)
                                                                   ------------
     Net Unrealized Appreciation                                   $ 13,409,380
                                                                   ============

      The Funds may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of each Fund's involvement in such currencies.

NOTE D -- REPURCHASE AGREEMENTS

      A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date. Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements by a Fund of more than seven days duration (or investments in any other securities which are deemed to be not readily marketable by the staff of the Securities and Exchange Commission) are not permitted if more than 10% of Fund's net assets would be so invested. At June 30, 2004 the Funds did not have any repurchase agreements outstanding.

NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                            International Equity Fund

                                           Class I Shares                            Class III Shares
                                      For the Six Months Ended                   For the Six Months Ended
                                           June 30, 2004                              June 30, 2004
                                 ---------------------------------           --------------------------------
                                    Shares                Amount                Shares               Amount
                                 -----------           -----------           -----------          -----------
Shares sold                               --           $        --                    --          $        --

Shares issued in
reinvestment of
dividends and
distributions                         25,064               140,711             1,797,930
                                                                                                   10,131,196

Shares redeemed                     (141,371)             (781,625)                   --                   --
                                 -----------           -----------           -----------          -----------

Net increase (decrease)             (116,307)          ($  640,914)            1,797,930          $10,131,196
                                 ===========           ===========           ===========          ===========

                              Emerging Markets Fund

                                  Class II Shares                              Class III Shares
                        For the Period June 21, 2004 through              For the Six Months Ended
                                   June 30, 2004                                June 30, 2004
                        ------------------------------------        ------------------------------------
                           Shares                   Amount             Shares                   Amount
                        -----------              -----------        -----------              -----------
Shares sold               1,919,793              $27,562,276            622,323              $ 8,977,500

Purchase premium                 --                   55,894                 --                   10,137

Shares issued in
reinvestment of                  --                       --            298,096                4,819,884
dividends and
distributions

Shares redeemed                  --                       --                 --                       --
                        -----------              -----------        -----------              -----------

Net increase              1,919,793              $27,618,170            920,419              $13,807,521
                        ===========              ===========        ===========              ===========

At June 30, 2004, 98.6% of the total shares outstanding of the International Equity Fund were held by one shareholder, namely, New York State Teachers' Retirement System, established under the laws of New York and located at, 10 Corporate Woods Drive, Albany, New York 12211-2395. On that same date, 76.7% of the total shares outstanding of the Emerging Markets Fund were held by one record shareholder, namely, Nebraska Investment Council, a Nebraska state investment agency, located at 941 "O" Street, Suite 500, Lincoln, Nebraska 68508.

                             MANAGEMENT OF THE TRUST

The following tables set forth the trustees and officers of the Trust, their principal occupations during the past five years, and certain other information.

------------------------------------------------------------------------------------------------------------------------------------
   NAME AND AGE (1)       POSITION(S)       LENGTH OF        PRINCIPAL OCCUPATION DURING PAST 5 YEARS (3)       NUMBER OF FUNDS IN
                        HELD WITH TRUST    TIME SERVED                                                         FUND COMPLEX OVERSEEN
                                               (2)                                                                  BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John G. Barrie, Jr.     Trustee           Since 2000    Retired. Formerly: Assistant Treasurer, Dominion
Age 64                                                  Resources, Inc. (electric and gas utility).                      2

------------------------------------------------------------------------------------------------------------------------------------
John M. Smith           Trustee           Since 2000    Consultant, Board of Directors of certain Guardian
Age 68                                                  Mutual Funds (mutual funds) (4).  Formerly: Executive
                                                        Vice President, Guardian Life Insurance Company;
                                                        Executive Vice President and Director of Guardian
                                                        Insurance and Annuity Company; President and Director            2
                                                        of Guardian Investor Services Corp. (broker-dealer and
                                                        investment adviser); President of GIAC Funds, Inc.
                                                        (mutual funds); Director of Guardian Asset Management
                                                        Corp. and Guardian Baillie Gifford Ltd. (investment
                                                        advisers).
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
R. Robin Menzies (5)    Trustee,          Since 2000    Partner, Baillie Gifford & Co. (investment manager);
Age 51                  Chairman of the                 Director, Baillie Gifford Overseas Ltd. (investment
                        Board, and                      adviser); Director, Guardian Baillie Gifford Ltd.               16
                        President                       (investment adviser); Vice-President, GIAC Funds, Inc.
                                                        and The Park Avenue Portfolio (mutual funds).
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (OTHER THAN OFFICERS WHO ARE ALSO TRUSTEES)
------------------------------------------------------------------------------------------------------------------------------------
Edward H. Hocknell      Vice President    Since 2000    Partner, Baillie Gifford & Co. (investment manager);
Age 43                                                  Director, Baillie Gifford Overseas Limited (investment          N/A
                                                        adviser).
------------------------------------------------------------------------------------------------------------------------------------
Alan Paterson           Vice President    Since 2000    Head of Institutional Clients Accounting Department,
Age 36                                                  Baillie Gifford & Co. (investment manager).                     N/A

------------------------------------------------------------------------------------------------------------------------------------
Dickson Jackson         Treasurer         Since 2001    Head of Overseas Institutional Clients Accounting
Age 32                                                  Department, Baillie Gifford & Co. (investment manager).         N/A
------------------------------------------------------------------------------------------------------------------------------------
Angus N.G. Macdonald    Secretary         Since 2000    Head of Compliance and Legal for the Baillie Gifford
Age 38                                                  Group (investment manager).                                     N/A
------------------------------------------------------------------------------------------------------------------------------------

(1) The address of each trustee and officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.
(2) There is no stated term of office for the trustees. The Chairman of the Board, President, Secretary, and Treasurer of the Trust are elected annually by the trustees. Other officers may be elected or appointed by the trustees at any time.
(3) Previous positions during the past five years with Baillie Gifford & Co., Baillie Gifford Overseas Limited, and Baillie Gifford Group are omitted if not materially different from the positions listed.
(4) Mr. Smith serves as a consultant to the Boards of Directors of the following Guardian Mutual Funds: The Park Avenue Portfolio (includes 10 investment series); GIAC Funds, Inc. (3 series); The Guardian Bond Fund, Inc. (1 series); The Guardian Cash Fund, Inc. (1 series); and The Guardian Variable Contract Funds, Inc. (4 series)
(5) Mr. Menzies is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his involvement with Baillie Gifford Overseas Limited.

The funds SAI includes additional information about Fund directors and is available, without charge, upon request. Please call +44-131-275-2000 if required.

                              UNAUDITED DISCLOSURE

You may obtain a description of the Funds' proxy voting policies and procedures, without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or by going to the Securities and Exchange Commission's website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

The information required by this Item is only required in an annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule is included as a part of the report to shareholders filed under
Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors.

ITEM 10 CONTROLS AND PROCEDURES.

      (a) Based on their evaluation on August 13, 2004, the President (principal executive officer) and the Treasurer (principal financial Officer) of Baillie Gifford Funds ("Funds") believe that there were no significant deficiencies in the design or operations of the internal controls of the Funds, Baillie Gifford Overseas Limited,

            the   investment   adviser   and  Bank  of  New  York   ("BNY")  the
            administrator or the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Funds, Baillie Gifford Overseas Limited or BNY on behalf of the Funds, to record, process, summarize and report the subject matter contained in this Report, and the President and Treasurer of the Funds have identified no material weaknesses in such internal controls on behalf of the Funds, There was no fraud, whether or not material, involving officers or employees of Baillie Gifford Overseas Limited, BNY, United Fund Services, or the Funds who have a significant role in the Funds' internal controls, including disclosure controls and procedures (as defined in Rule 30a-(c) under the Investment Company act of 1940) that has come to the attention of Baillie Gifford Overseas Limited or the officers of the Funds, including its President and Treasurer.

      (b) There were no significant changes in the Funds, Baillie Gifford Overseas Limited or BNY's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds, Baillie Gifford Overseas Limited or BNY's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds, Baillie Gifford Overseas Limited of BNY during such period.

ITEM 11. EXHIBITS

(a)(1) Not applicable.

(a)(2) A separate certification of the principal executive officer and principal financial officer of the registrant as required by rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

(b) Not applicable.

                                    SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Baillie Gifford Funds
             -------------------------------------------


By (Signature and Title)      /s/ R Robin Menzies
                         -------------------------------
                              R Robin Menzies, President

Date August 26, 2004
     ----------------

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)      /s/ R Robin Menzies
                         -------------------------------
                              R Robin Menzies, President

Date August 26, 2004
     ----------------


By (Signature and Title)      /s/ Dickson Jackson
                         -------------------------------
                              Dickson Jackson, Treasurer

Date August 26, 2004
     ----------------